VARIABLE INTEREST ENTITIES - Financial Information About VIE Included in Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Variable Interest Entity [Line Items]
Current assets	$ 294,257	$ 278,087
Non-current assets	1,061,098	1,080,380
Current liabilities	(94,338)	(200,242)
Non-current liabilities	(872,841)	(730,158)
Non-controlling interests	(86,678)	(77,625)
Deficit attributable to Cresco Labs Inc.	(388,176)	(428,067)	$ (587,683)
Cresco Labs Michigan, LLC
Variable Interest Entity [Line Items]
Current assets	15,056	15,485
Non-current assets	82,910	75,622
Current liabilities	(1,741)	(1,476)
Non-current liabilities	(132,230)	(124,793)
Non-controlling interests	981	258
Deficit attributable to Cresco Labs Inc.	$ 35,024	$ 34,904